JRO
Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 158.6% (97.5% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 143.3% (88.1% of Total Investments) (2)
	Aerospace & Defense – 2.7% (1.6% of Total Investments)
$1,393	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.854%	3-Month LIBOR	2.750%	10/05/24	B	$1,236,771
4,426	Sequa Corporation, Term Loan B	7.187%	3-Month LIBOR	5.000%	11/28/21	B	4,373,072
1,597	Sequa Corporation, Term Loan, Second Lien	10.936%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,552,556
3,267	Transdigm, Inc., Term Loan E	4.286%	1-Month LIBOR	2.500%	5/30/25	Ba3	3,246,143
726	Transdigm, Inc., Term Loan F	4.286%	1-Month LIBOR	2.500%	6/09/23	Ba3	723,542
394	Transdigm, Inc., Term Loan G, First Lien	4.286%	1-Month LIBOR	2.500%	8/22/24	Ba3	391,465
11,803	Total Aerospace & Defense						11,523,549
	Air Freight & Logistics – 0.6% (0.4% of Total Investments)
1,041	PAE Holding Corporation, Term Loan B	7.604%	3-Month LIBOR	5.500%	10/20/22	B+	1,044,960
1,444	XPO Logistics, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,448,324
2,485	Total Air Freight & Logistics						2,493,284
	Airlines – 1.8% (1.1% of Total Investments)
845	American Airlines, Inc., Replacement Term Loan	3.939%	1-Month LIBOR	2.000%	10/10/21	BB+	846,074
144	American Airlines, Inc., Term Loan 2025	3.554%	1-Month LIBOR	1.750%	6/27/25	BB+	143,435
1,850	American Airlines, Inc., Term Loan B	3.805%	1-Month LIBOR	2.000%	4/28/23	BB+	1,850,721
4,181	American Airlines, Inc., Term Loan B	3.921%	1-Month LIBOR	2.000%	12/14/23	BB+	4,180,739
750	WestJet Airlines, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	754,534
7,770	Total Airlines						7,775,503
	Auto Components – 1.4% (0.9% of Total Investments)
1,120	DexKo Global, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	7/24/24	B1	1,106,600
2,400	Johnson Controls Inc., Term Loan B	5.300%	1-Month LIBOR	3.500%	4/30/26	BB	2,373,000
1,450	Superior Industries International, Inc., Term Loan B	5.786%	1-Month LIBOR	4.000%	5/23/24	B1	1,319,359
1,435	Trico Group, LLC, Initial Term Loan, First Lien	9.104%	3-Month LIBOR	7.000%	2/02/24	B	1,402,789
6,405	Total Auto Components						6,201,748
	Automobiles – 0.4% (0.3% of Total Investments)
748	Caliber Collision, Term Loan B	5.286%	1-Month LIBOR	3.500%	2/05/26	B1	751,959

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$983	Navistar, Inc., Term Loan B	5.420%	1-Month LIBOR	3.500%	11/06/24	Ba2	$974,522
1,731	Total Automobiles						1,726,481
	Beverages – 0.7% (0.4% of Total Investments)
2,941	Jacobs Douwe Egberts, Term Loan B	3.813%	1-Month LIBOR	1.750%	11/01/25	BB	2,950,411
	Biotechnology – 0.9% (0.6% of Total Investments)
3,900	Grifols, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	1/31/25	BB+	3,910,940
	Building Products – 2.5% (1.5% of Total Investments)
1,481	ACProducts, Inc., Term Loan, First Lien	7.286%	1-Month LIBOR	5.500%	2/15/24	B+	1,410,891
435	Fairmount, Initial Term Loan	6.043%	3-Month LIBOR	4.000%	6/01/25	BB-	306,138
644	Ply Gem Industries, Inc., Term Loan B	5.664%	1-Month LIBOR	3.750%	4/12/25	B+	624,163
8,322	Quikrete Holdings, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	11/15/23	BB-	8,299,718
10,882	Total Building Products						10,640,910
	Capital Markets – 2.6% (1.6% of Total Investments)
1,000	Advisor Group Holdings, Inc., Term Loan A	5.786%	1-Month LIBOR	4.000%	2/01/25	B+	955,000
1,507	Capital Automotive LP, Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	3/24/24	B1	1,507,707
1,783	Capital Automotive LP, Term Loan, Second Lien	7.790%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,791,834
1,985	Distributed Power, Term Loan B	4.805%	1-Month LIBOR	2.750%	11/06/25	B	1,905,600
5,171	RPI Finance Trust, Term Loan B6	3.786%	1-Month LIBOR	2.000%	4/17/23	BBB-	5,200,263
11,446	Total Capital Markets						11,360,404
	Chemicals – 0.3% (0.2% of Total Investments)
881	Ineos US Finance LLC, Term Loan	3.786%	1-Month LIBOR	2.000%	3/31/24	BBB-	873,502
319	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	318,294
1,200	Total Chemicals						1,191,796
	Commercial Services & Supplies – 3.7% (2.3% of Total Investments)
1,290	ADS Waste Holdings, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	11/10/23	BB+	1,293,597
337	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.354%	3-Month LIBOR	4.250%	6/21/24	B-	327,740
1,150	Dun & Bradstreet Corp., Initial Term Loan	6.804%	1-Month LIBOR	5.000%	2/08/26	BB	1,154,669
220	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	2,202
318	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	429
6,546	Formula One Group, Term Loan B	4.286%	1-Month LIBOR	2.500%	2/01/24	B+	6,465,288
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	10.556%	3-Month LIBOR	8.500%	10/21/24	CCC	911,665
1,050	Garda World Security Corp, Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,045,842

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,732	GFL Environmental, Term Loan	4.786%	1-Month LIBOR	3.000%	5/31/25	B+	$1,729,208
2,173	iQor US, Inc., Term Loan, First Lien	7.099%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,812,398
333	iQor US, Inc., Term Loan, Second Lien	10.849%	3-Month LIBOR	8.750%	4/01/22	Caa3	246,252
350	KAR Auction Services, Inc., Term Loan B6	4.125%	1-Month LIBOR	2.250%	9/19/26	Ba2	351,848
599	Robertshaw US Holding Corp., Initial Term Loan, First Lien	5.063%	1-Month LIBOR	3.250%	2/28/25	B	540,129
253	West Corporation, Incremental Term Loan B1	5.286%	1-Month LIBOR	3.500%	10/10/24	BB+	210,622
17,351	Total Commercial Services & Supplies						16,091,889
	Communications Equipment – 3.7% (2.3% of Total Investments)
6,208	Avaya, Inc., Term Loan B	6.171%	1-Month LIBOR	4.250%	12/15/24	BB-	5,940,327
4,967	CommScope, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	4/04/26	Ba3	4,881,271
1,390	Mitel US Holdings, Inc., Term Loan, First Lien	6.532%	1-Month LIBOR	4.500%	11/30/25	B	1,235,787
243	MultiPlan, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	6/07/23	B+	228,908
625	Plantronics, Term Loan B	4.286%	1-Month LIBOR	2.500%	7/02/25	Ba1	622,828
3,017	Univision Communications, Inc., Term Loan C5	4.536%	1-Month LIBOR	2.750%	3/15/24	B	2,918,932
16,450	Total Communications Equipment						15,828,053
	Construction & Engineering – 0.7% (0.4% of Total Investments)
1,421	KBR, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	4/25/25	BB-	1,426,580
1,743	Traverse Midstream Partners, Term Loan B	5.800%	1-Month LIBOR	4.000%	9/27/24	B+	1,537,819
3,164	Total Construction & Engineering						2,964,399
	Consumer Finance – 0.5% (0.3% of Total Investments)
2,207	Verscend Technologies, Tern Loan B	6.286%	1-Month LIBOR	4.500%	8/27/25	B+	2,213,135
	Containers & Packaging – 0.7% (0.4% of Total Investments)
1,995	Berry Global, Inc., Term Loan U	4.439%	1-Month LIBOR	2.500%	7/01/26	BBB-	2,004,067
1,048	Berry Global, Inc., Term Loan W	3.878%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,052,564
3,043	Total Containers & Packaging						3,056,631
	Distributors – 0.3% (0.2% of Total Investments)
266	Insurance Auto Actions Inc., Term Loan	4.063%	1-Month LIBOR	2.250%	6/28/26	BB+	268,028
963	SRS Distribution, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	5/24/25	B	933,424
1,229	Total Distributors						1,201,452
	Diversified Consumer Services – 2.8% (1.7% of Total Investments)
4,922	Cengage Learning Acquisitions, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	6/07/23	B	4,597,102
151	Education Management LLC, Elevated Term Loan B, (5)	7.612%	2-Month LIBOR	5.500%	7/02/20	N/R	1,503
4,532	Houghton Mifflin, Term Loan B, First Lien	4.786%	1-Month LIBOR	3.000%	5/29/21	B	4,515,101
2,233	Refinitiv, Term Loan B	5.536%	1-Month LIBOR	3.750%	10/01/25	BB+	2,246,948

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services (continued)
$908	Sotheby's, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	$890,550
12,746	Total Diversified Consumer Services						12,251,204
	Diversified Financial Services – 2.1% (1.3% of Total Investments)
1,496	Blackstone CQP, Term Loan	5.656%	3-Month LIBOR	3.500%	9/30/24	B+	1,491,110
2,448	Ditech Holding Corp., Term Loan, (5)	0.000%	N/A	N/A	6/30/22	D	999,011
1,080	Getty Images, Inc., Initial Dollar Term Loan	6.313%	1-Month LIBOR	4.500%	2/19/26	B2	1,053,984
2,188	Inmarsat Finance, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,157,761
560	Lions Gate Entertainment Corp., Term Loan B	4.036%	1-Month LIBOR	2.250%	3/24/25	Ba2	545,787
2,790	Travelport LLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	5/30/26	B+	2,606,906
10,562	Total Diversified Financial Services						8,854,559
	Diversified Telecommunication Services – 7.9% (4.9% of Total Investments)
1,369	CenturyLink, Inc., Initial Term Loan A	4.536%	1-Month LIBOR	2.750%	11/01/22	BBB-	1,373,199
8,516	CenturyLink, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	1/31/25	BBB-	8,441,694
5,397	Frontier Communications Corporation, Term Loan B	5.540%	1-Month LIBOR	3.750%	6/15/24	B	5,388,479
383	Intelsat Jackson Holdings, S.A., Term Loan B4	6.432%	6-Month LIBOR	4.500%	1/02/24	B1	388,990
614	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	629,910
3,643	Level 3 Financing, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	2/22/24	BBB-	3,651,933
4,455	Numericable Group S.A., Term Loan B13	5.921%	1-Month LIBOR	4.000%	8/14/26	B	4,397,731
1,000	Windstream Corporation, DIP Term Loan	4.290%	1-Month LIBOR	2.500%	2/26/21	N/R	1,003,125
9,000	Ziggo B.V., Term Loan E	4.421%	1-Month LIBOR	2.500%	4/15/25	BB	8,904,690
34,377	Total Diversified Telecommunication Services						34,179,751
	Electric Utilities – 0.9% (0.5% of Total Investments)
885	ExGen Renewables, Term Loan	5.130%	3-Month LIBOR	3.000%	11/28/24	B	837,296
1,626	Vistra Operations Co., Term Loan B1	3.786%	1-Month LIBOR	2.000%	8/04/23	BBB-	1,632,880

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electric Utilities (continued)
$1,273	Vistra Operations Co., Term Loan B3	3.889%	1-Month LIBOR	2.000%	12/31/25	BBB-	$1,278,829
3,784	Total Electric Utilities						3,749,005
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
1,625	TTM Technologies, Inc., Term Loan B	4.532%	1-Month LIBOR	2.500%	9/28/24	BB+	1,600,559
	Entertainment – 0.5% (0.3% of Total Investments)
2,298	AMC Entertainment, Inc., Term Loan B, (DD1)	5.230%	6-Month LIBOR	3.000%	4/22/26	Ba2	2,299,512
	Equity Real Estate Investment Trust – 1.3% (0.8% of Total Investments)
6,037	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.786%	1-Month LIBOR	5.000%	10/24/22	BB	5,826,013
	Food & Staples Retailing – 5.0% (3.1% of Total Investments)
10,746	Albertson's LLC, Term Loan B7	4.536%	1-Month LIBOR	2.750%	11/17/25	BB	10,811,889
783	Albertson's LLC, Term Loan B8	4.536%	1-Month LIBOR	2.750%	8/17/26	BB	787,423
779	Hearthside Group Holdings LLC, Term Loan B	5.473%	1-Month LIBOR	3.688%	5/31/25	B	723,964
9,336	US Foods, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	6/27/23	BB+	9,376,036
21,644	Total Food & Staples Retailing						21,699,312
	Food Products – 0.5% (0.3% of Total Investments)
936	American Seafoods Group LLC, Term Loan B	4.770%	1-Month LIBOR	2.750%	8/21/23	BB-	935,601
1,250	BellRing Brands, Term Loan, First Lien	6.786%	1-Month LIBOR	5.000%	10/21/24	B+	1,249,225
2,186	Total Food Products						2,184,826
	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)
824	Greatbatch, New Term Loan B	4.980%	1-Month LIBOR	3.000%	10/27/22	B+	829,073
899	MedPlast, Term Loan, First Lien	5.854%	3-Month LIBOR	3.750%	7/02/25	B-	842,333
1,080	Vyaire Medical, Inc., Term Loan B	6.835%	3-Month LIBOR	4.750%	4/30/25	B3	966,297
2,803	Total Health Care Equipment & Supplies						2,637,703
	Health Care Providers & Services – 9.1% (5.6% of Total Investments)
3,092	Air Medical Group Holdings, Inc., Term Loan B	5.096%	1-Month LIBOR	3.250%	4/28/22	B1	2,785,555
1,081	Air Methods Term Loan, First Lien	5.604%	3-Month LIBOR	3.500%	4/21/24	B	873,536
1,236	Ardent Health, Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	6/28/25	B1	1,237,620
1,799	Brightspring Health, Term Loan B	6.490%	1-Month LIBOR	4.500%	3/05/26	B1	1,798,936
995	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	4.036%	1-Month LIBOR	2.250%	5/17/26	BB	997,612
764	Civitas Solutions, Term Loan B, (DD1)	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	765,643
44	Civitas Solutions, Term Loan C	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	43,965
1,383	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	1,385,391
1,200	DaVita, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/12/26	BBB-	1,204,554

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$3,015	Envision Healthcare Corporation, Initial Term Loan	5.536%	1-Month LIBOR	3.750%	10/10/25	B+	$2,448,895
2,232	HCA, Inc., Term Loan B11	3.536%	1-Month LIBOR	1.750%	3/17/23	BBB-	2,242,671
742	HCA, Inc., Term Loan B12	3.536%	1-Month LIBOR	1.750%	3/13/25	BBB-	746,639
13	Heartland Dental Care, Inc., Delay Draw Facility, (6)	5.070%	N/A	5.070%	4/30/25	B2	12,870
588	Heartland Dental Care, Inc., Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	4/30/25	B2	572,196
375	Jordan Health, Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	310,313
3,195	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	3,194,823
5,679	Lifepoint Health, Inc., Term Loan	6.304%	1-Month LIBOR	4.500%	11/16/25	B+	5,672,958
1,471	Millennium Laboratories, Inc., Term Loan B, First Lien	8.286%	1-Month LIBOR	6.500%	12/21/20	Caa3	650,879
7,391	Pharmaceutical Product Development, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	8/18/22	Ba3	7,385,995
191	Quorum Health Corp., Term Loan B	8.677%	3-Month LIBOR	6.750%	4/29/22	B1	185,341
2,794	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	2,786,256
2,322	Team Health, Inc., Initial Term Loan	4.536%	1-Month LIBOR	2.750%	2/06/24	B+	1,804,967
221	Vizient, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	5/06/26	BB-	222,121
41,823	Total Health Care Providers & Services						39,329,736
	Health Care Technology – 2.8% (1.7% of Total Investments)
6,142	Emdeon, Inc., Term Loan	4.286%	1-Month LIBOR	2.500%	3/01/24	B+	6,113,485
2,234	Onex Carestream Finance LP, Term Loan, First Lien	7.536%	1-Month LIBOR	5.750%	2/28/21	B1	2,153,705
2,262	Onex Carestream Finance LP, Term Loan, Second Lien	11.286%	1-Month LIBOR	9.500%	6/07/21	B-	2,171,839
1,800	Zelis, Term Loan B, (DD1)	6.536%	1-Month LIBOR	4.750%	9/30/26	B	1,784,250
12,438	Total Health Care Technology						12,223,279
	Hotels, Restaurants & Leisure – 17.7% (10.9% of Total Investments)
1,520	24 Hour Fitness Worldwide, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	5/31/25	Ba3	1,180,334
933	Aramark Corporation, Term Loan	3.536%	1-Month LIBOR	1.750%	3/11/25	BBB-	935,381
739	Arby's Restaurant Group, Inc., Term Loan B	5.216%	3-Month LIBOR	3.250%	2/05/25	B+	734,258
16,664	Burger King Corporation, Term Loan B3	4.036%	1-Month LIBOR	2.250%	2/16/24	BB	16,716,047
6,819	Caesars Entertainment Operating Company, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	10/06/24	BB	6,824,156
7,772	Caesars Resort Collection, Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	12/22/24	BB	7,667,965
349	Carrols Restaurant Group Inc., Term Loan B	5.060%	1-Month LIBOR	3.250%	4/30/26	B	342,143
767	CCM Merger, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/09/21	BB	768,331

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$3,232	CityCenter Holdings LLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	4/18/24	BB-	$3,235,615
1,756	ClubCorp Operations, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	9/18/24	B	1,551,100
2,888	Equinox Holdings, Inc., Term Loan B1	4.786%	1-Month LIBOR	3.000%	3/08/24	B+	2,882,286
972	Four Seasons Holdings, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	11/30/23	BB+	977,090
5,976	Hilton Hotels, Term Loan B2	3.573%	1-Month LIBOR	1.750%	6/21/26	BBB-	6,007,818
3,040	Intrawest Resorts Holdings, Inc., Term Loan B	4.786%	1-Month LIBOR	3.000%	7/31/24	B1	3,053,836
2,424	Life Time Fitness, Inc., Term Loan B	4.874%	3-Month LIBOR	2.750%	6/15/22	BB-	2,417,731
2,229	MGM Growth Properties, Term Loan B	3.786%	1-Month LIBOR	2.000%	3/23/25	BBB-	2,238,869
900	MGM Resorts International, Term Loan A	3.710%	1-Week LIBOR	2.000%	12/21/23	BB+	897,750
679	PCI Gaming, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/31/26	BBB-	684,200
7,933	Scientific Games Corp., Initial Term Loan B5	4.536%	1-Month LIBOR	2.750%	8/14/24	Ba3	7,854,543
5,244	Stars Group Holdings, Term Loan B	5.604%	3-Month LIBOR	3.500%	7/10/25	B+	5,272,958
2,563	Station Casino LLC, Term Loan B	4.290%	1-Month LIBOR	2.500%	6/08/23	BB-	2,568,808
1,485	Wyndham International, Inc., Term Loan B	3.536%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,493,665
76,884	Total Hotels, Restaurants & Leisure						76,304,884
	Household Durables – 0.3% (0.2% of Total Investments)
2,023	Serta Simmons Holdings LLC, Term Loan, First Lien	5.421%	1-Month LIBOR	3.500%	11/08/23	CCC+	1,204,870
	Household Products – 0.6% (0.4% of Total Investments)
1,650	KIK Custom Products Inc., Term Loan B2	5.804%	1-Month LIBOR	4.000%	5/15/23	B3	1,563,829
975	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	2/05/23	B+	975,995
2,625	Total Household Products						2,539,824
	Industrial Conglomerates – 0.2% (0.1% of Total Investments)
985	Education Adisory Board, Term Loan, First Lien	5.736%	6-Month LIBOR	3.750%	9/29/24	B2	971,151
	Insurance – 1.9% (1.2% of Total Investments)
731	Acrisure LLC, Term Loan B	6.354%	3-Month LIBOR	4.250%	11/22/23	B	720,128
3,787	Alliant Holdings I LLC, Term Loan B	4.804%	1-Month LIBOR	3.000%	5/10/25	B	3,696,622
1,803	Asurion LLC, Term Loan B6	4.786%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,806,967
2,197	Hub International Holdings, Inc., Term Loan B	4.940%	3-Month LIBOR	3.000%	4/25/25	B	2,152,630
8,518	Total Insurance						8,376,347
	Interactive Media & Services – 1.2% (0.7% of Total Investments)
3,934	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (DD1)	5.287%	3-Month LIBOR	3.000%	11/03/23	BB+	3,512,169

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$1,489	WeddingWire, Inc., Term Loan	6.286%	1-Month LIBOR	4.500%	12/21/25	B+	$1,483,167
5,423	Total Interactive Media & Services						4,995,336
	Internet & Direct Marketing Retail – 1.0% (0.6% of Total Investments)
3,461	Uber Technologies, Inc., Term Loan	5.914%	1-Month LIBOR	4.000%	4/04/25	B1	3,421,033
739	Uber Technologies, Inc., Term Loan	5.304%	1-Month LIBOR	3.500%	7/13/23	B1	728,700
4,200	Total Internet & Direct Marketing Retail						4,149,733
	Internet Software & Services – 0.7% (0.4% of Total Investments)
1,455	Ancestry.com, Inc., Term Loan, First Lien	5.540%	1-Month LIBOR	3.750%	10/19/23	B	1,342,325
1,027	Dynatrace, Term Loan, First Lien	6.750%	Prime	2.250%	8/23/25	B1	1,032,542
1,913	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	606,639
4,395	Total Internet Software & Services						2,981,506
	IT Services – 4.4% (2.7% of Total Investments)
2,394	Datto, Inc., Term Loan	6.036%	1-Month LIBOR	4.250%	4/02/26	B	2,417,940
670	DTI Holdings, Inc., Replacement Term Loan B1	6.677%	3-Month LIBOR	4.750%	9/30/23	B-	584,061
633	Gartner, Inc., Term Loan A	3.286%	1-Month LIBOR	1.500%	3/20/22	Ba1	633,403
500	Optiv Security, Inc., Term Loan, Second Lien	9.036%	1-Month LIBOR	7.250%	2/01/25	CCC-	262,500
602	Presidio, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/02/24	B+	603,268
3,596	Sabre, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/22/24	BB	3,606,944
709	Science Applications International Corporation, Term Loan B	3.536%	1-Month LIBOR	1.750%	10/31/25	BB+	711,115
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.921%	1-Month LIBOR	9.000%	3/11/24	CCC	2,688,000
3,462	Syniverse Holdings, Inc., Term Loan C	6.921%	1-Month LIBOR	5.000%	3/09/23	B2	3,124,149
1,711	Tempo Acquisition LLC, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/01/24	B1	1,714,192
1,990	West Corporation, Term Loan B	5.927%	3-Month LIBOR	4.000%	10/10/24	BB+	1,663,484
968	WEX, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	5/17/26	Ba2	972,911
20,735	Total IT Services						18,981,967
	Life Sciences Tools & Services – 0.8% (0.5% of Total Investments)
315	Inventiv Health, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	8/01/24	BB	316,172
3,070	Parexel International Corp., Term Loan B	4.536%	1-Month LIBOR	2.750%	9/27/24	B2	2,937,402
3,385	Total Life Sciences Tools & Services						3,253,574
	Machinery – 1.3% (0.8% of Total Investments)
1,017	BJ's Wholesale Club, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	2/03/24	BB-	1,018,925
1,737	Gardner Denver, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	7/30/24	BB+	1,743,305
1,034	Gates Global LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	4/01/24	B+	1,015,457
1,969	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (DD1)	6.604%	3-Month LIBOR	4.500%	11/27/20	CCC+	1,625,150

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$650	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.104%	3-Month LIBOR	9.000%	11/27/21	CCC-	$396,500
6,407	Total Machinery						5,799,337
	Marine – 0.4% (0.3% of Total Investments)
519	American Commercial Lines LLC, Term Loan B, First Lien	10.677%	3-Month LIBOR	8.750%	11/12/20	CCC+	271,879
2,007	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	1,595,747
2,526	Total Marine						1,867,626
	Media – 15.1% (9.3% of Total Investments)
276	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	256,310
953	Advantage Sales & Marketing, Inc., Term Loan, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	891,535
493	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.054%, PIK 1.750%)	5.804%	1-Month LIBOR	4.000%	4/10/24	N/R	421,758
508	Catalina Marketing Corporation, First Out Loan	9.346%	1-Month LIBOR	7.500%	2/15/23	N/R	421,178
660	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 2.846%, PIK 9.500%)	2.846%	1-Month LIBOR	1.000%	8/15/23	N/R	291,037
369	CBS Radio, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	11/18/24	BB	369,867
4,503	Cequel Communications LLC, Term Loan B	4.171%	1-Month LIBOR	2.250%	1/15/26	BB	4,479,632
4,167	Charter Communications Operating Holdings LLC, Term Loan B2	3.580%	1-Month LIBOR	1.750%	2/01/27	BBB-	4,188,114
1,637	Cineworld Group PLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	2/28/25	BB-	1,617,588
8,538	Clear Channel Communications, Inc., Exit Term Loan	6.032%	1-Month LIBOR	4.000%	5/01/26	BB-	8,578,430
8,229	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	8/21/26	B+	8,254,817
1,247	CSC Holdings LLC, Refinancing Term Loan	4.171%	1-Month LIBOR	2.250%	7/17/25	BB	1,242,732
2,379	CSC Holdings, LLC, Term Loan B5	4.327%	2-Month LIBOR	2.500%	4/15/27	BB	2,381,095
1,618	Cumulus Media, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	3/31/26	B	1,628,266
746	EW Scripps, Term Loan B	4.536%	1-Month LIBOR	2.750%	5/01/26	BB+	747,556
553	Gray Television, Inc., Term Loan B2	4.261%	1-Month LIBOR	2.250%	2/07/24	BB+	555,106
744	Gray Television, Inc., Term Loan C	4.511%	1-Month LIBOR	2.500%	1/02/26	BB+	747,341
1,824	IMG Worldwide, Inc., Term Loan B	4.540%	1-Month LIBOR	2.750%	5/16/25	B	1,766,355
3,252	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	6-Month LIBOR	3.750%	11/27/23	B1	3,251,924
1,126	LCPR Loan Financing LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	1,135,335

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$5,713	McGraw-Hill Education Holdings LLC, Term Loan B	5.786%	1-Month LIBOR	4.000%	5/04/22	BB+	$5,244,989
1,350	Meredith Corporation, Term Loan B1	4.536%	1-Month LIBOR	2.750%	1/31/25	Ba2	1,356,505
1,834	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	7/03/25	BB	1,808,899
1,000	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.290%	1-Month LIBOR	4.500%	7/06/26	B2	960,000
1,100	Nexstar Broadcasting, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	9/19/26	BB	1,105,423
470	Nexstar Broadcasting, Inc., Term Loan B3	4.282%	1-Month LIBOR	2.250%	1/17/24	BB	471,104
2,364	Nexstar Broadcasting, Inc., Term Loan B3	4.050%	1-Month LIBOR	2.250%	1/17/24	BB	2,370,869
396	Red Ventures, Term Loan B	4.800%	1-Month LIBOR	3.000%	11/08/24	BB	395,475
3,441	Sinclair Television Group, Term Loan B2	4.040%	1-Month LIBOR	2.250%	1/03/24	BB+	3,442,025
900	Sinclair Television Group, Term Loan B2	4.430%	1-Month LIBOR	2.500%	9/30/26	BB+	902,529
817	Springer SBM Two GmbH, Term Loan B16	5.286%	1-Month LIBOR	3.500%	8/24/24	B2	811,856
3,402	WideOpenWest Finance LLC, Term Loan B	5.054%	1-Month LIBOR	3.250%	8/19/23	B	3,275,208
66,609	Total Media						65,370,858
	Multiline Retail – 1.1% (0.7% of Total Investments)
884	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.035%, PIK 1.500%)	8.535%	6-Month LIBOR	6.500%	1/13/22	CCC+	729,312
1,178	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.104%, PIK 1.500%)	8.604%	3-Month LIBOR	6.500%	1/13/22	CCC+	971,865
2,163	Belk, Inc., Term Loan B, First Lien	6.803%	6-Month LIBOR	4.750%	12/10/22	B2	1,816,691
1,477	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/05/25	B	1,429,859
5,702	Total Multiline Retail						4,947,727
	Multi-Utilities – 0.6% (0.3% of Total Investments)
2,569	Pacific Gas & Electric, Revolving Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	2,410,986
	Oil, Gas & Consumable Fuels – 3.2% (2.0% of Total Investments)
1,436	BCP Renaissance Parent, Term Loan B	5.363%	2-Month LIBOR	3.500%	11/01/24	BB-	1,305,898
2,150	Buckeye Partners, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	2,162,524
998	California Resources Corporation, Term Loan	12.175%	1-Month LIBOR	10.375%	12/31/21	B	682,314
4,015	California Resources Corporation, Term Loan B	6.550%	1-Month LIBOR	4.750%	12/31/22	B	3,474,982
3,801	Fieldwood Energy LLC, Exit Term Loan, (DD1)	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	3,074,833
2,351	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	1,234,372
1,498	Gulf Finance, LLC, Term Loan B, (DD1)	7.360%	3-Month LIBOR	5.250%	8/25/23	B	1,108,144

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,096	Peabody Energy Corporation, Term Loan B	4.536%	1-Month LIBOR	2.750%	3/31/25	BB	$882,334
17,345	Total Oil, Gas & Consumable Fuels						13,925,401
	Personal Products – 1.7% (1.0% of Total Investments)
2,910	Coty, Inc., Term Loan A	3.478%	1-Month LIBOR	1.500%	4/05/23	BB-	2,829,678
198	Coty, Inc., Term Loan B	4.228%	1-Month LIBOR	2.250%	4/05/25	BB-	192,366
1,250	Edgewell Personal Care Company, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,252,350
3,662	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.624%	3-Month LIBOR	3.500%	9/07/23	B3	2,889,053
8,020	Total Personal Products						7,163,447
	Pharmaceuticals – 3.0% (1.8% of Total Investments)
955	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.286%	1-Month LIBOR	3.500%	9/28/24	B-	874,967
3,580	Concordia Healthcare Corp, Exit Term Loan	7.251%	1-Week LIBOR	5.500%	9/06/24	B-	3,375,100
172	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.854%	3-Month LIBOR	2.750%	9/24/24	B2	135,301
598	Mallinckrodt International Finance S.A., Term Loan, First Lien	5.175%	3-Month LIBOR	3.000%	2/24/25	B2	469,811
1,998	Valeant Pharmaceuticals International, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	11/27/25	Ba2	2,002,619
6,049	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.921%	1-Month LIBOR	3.000%	6/02/25	Ba2	6,076,698
13,352	Total Pharmaceuticals						12,934,496
	Professional Services – 1.9% (1.1% of Total Investments)
1,056	Ceridian HCM Holding, Inc., Term Loan B	4.800%	1-Month LIBOR	3.000%	4/30/25	B	1,059,342
3,341	Nielsen Finance LLC, Term Loan B4	3.940%	1-Month LIBOR	2.000%	10/04/23	BBB-	3,334,573
957	On Assignment, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	4/02/25	BB	961,011
3,307	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	2,656,303
8,661	Total Professional Services						8,011,229
	Real Estate Management & Development – 1.1% (0.7% of Total Investments)
2,838	GGP, Initial Term Loan A2	4.036%	1-Month LIBOR	2.250%	8/24/23	BB+	2,800,593
962	Realogy Group LLC, Term Loan A	4.072%	1-Month LIBOR	2.250%	2/08/23	BB+	926,406
1,245	Realogy Group LLC, Term Loan B	4.072%	1-Month LIBOR	2.250%	2/08/25	BB+	1,183,175
5,045	Total Real Estate Management & Development						4,910,174
	Road & Rail – 1.9% (1.1% of Total Investments)
4,711	Avolon LLC, Term Loan B3	3.596%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,735,869
923	Ceva Group PLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	8/03/25	B+	805,054

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$1,444	Quality Distribution, Incremental Term Loan, First Lien	7.604%	3-Month LIBOR	5.500%	8/18/22	B-	$1,436,531
1,042	Savage Enterprises LLC, Term Loan B	5.930%	1-Month LIBOR	4.000%	8/01/25	B+	1,051,773
8,120	Total Road & Rail						8,029,227
	Semiconductors & Semiconductor Equipment – 0.8% (0.5% of Total Investments)
674	Cabot Microelectronics, Term Loan B	4.063%	1-Month LIBOR	2.250%	11/15/25	BB+	677,747
136	Lumileds, Term Loan B	5.604%	3-Month LIBOR	3.500%	6/30/24	CCC+	71,337
1,150	Microchip Technology, Inc., Term Loan B	3.790%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,154,814
1,427	ON Semiconductor Corporation, New Replacement Term Loan B4	3.786%	1-Month LIBOR	2.000%	9/19/26	BB	1,434,824
3,387	Total Semiconductors & Semiconductor Equipment						3,338,722
	Software – 14.3% (8.8% of Total Investments)
1,000	Autodata Solutions, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	985,160
1,233	Blackboard, Inc., Term Loan B4	6.878%	1-Month LIBOR	5.000%	6/18/21	B-	1,230,691
1,653	Compuware Corporation, Term Loan, First Lien	5.786%	1-Month LIBOR	4.000%	8/23/25	B	1,661,632
1,792	DiscoverOrg LLC, Term Loan B	6.286%	1-Month LIBOR	4.500%	2/01/26	B	1,769,351
2,065	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	2,065,967
2,564	Epicor Software Corporation,Term Loan B	5.040%	1-Month LIBOR	3.250%	6/01/22	N/R	2,559,157
2,911	Greeneden U.S. Holdings II LLC, Term Loan B	5.036%	1-Month LIBOR	3.250%	12/01/23	B2	2,850,512
549	Greenway Health, Term Loan, First Lien	5.850%	3-Month LIBOR	3.750%	2/16/24	B	480,022
10,759	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	10,782,318
2,494	Informatica, Term Loan B	5.036%	1-Month LIBOR	3.250%	8/06/22	B1	2,502,932
1,216	Kronos Incorporated, Term Loan B	5.253%	3-Month LIBOR	3.000%	11/01/23	B	1,215,395
656	McAfee Holdings International, Inc., Term Loan, Second Lien	10.305%	1-Month LIBOR	8.500%	9/28/25	B-	661,992
4,242	McAfee LLC, Term Loan B	5.555%	1-Month LIBOR	3.750%	9/29/24	B	4,246,885
863	Micro Focus International PLC, New Term Loan	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	840,316
5,830	Micro Focus International PLC, Term Loan B	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	5,674,863
4,143	Micro Focus International PLC, Term Loan B2	4.050%	1-Month LIBOR	2.250%	11/30/21	BB+	4,123,279
3,636	Misys, New Term Loan, First Lien	5.696%	6-Month LIBOR	3.500%	6/13/24	BB-	3,483,780
1,436	Misys, New Term Loan, Second Lien	9.446%	6-Month LIBOR	7.250%	6/13/25	CCC+	1,348,362
377	Mitchell International, Inc., Initial Term Loan, First Lien	5.036%	1-Month LIBOR	3.250%	11/29/24	B2	355,563
667	Mitchell International, Inc., Initial Term Loan, Second Lien	9.036%	1-Month LIBOR	7.250%	11/30/25	CCC	615,000

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,200	Perforce Software Inc., Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	7/08/26	B2	$1,185,000
1,459	RP Crown Parent LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	10/12/23	B1	1,459,297
2,974	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	2,985,526
1,941	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	1,948,886
4,164	TIBCO Software, Inc., Term Loan B	6.000%	1-Month LIBOR	4.000%	7/03/26	BB-	4,150,501
750	Ultimate Software, Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	5/03/26	B	752,396
62,574	Total Software						61,934,783
	Specialty Retail – 2.1% (1.3% of Total Investments)
1,785	Academy, Ltd., Term Loan B	6.032%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,214,678
1,233	Petco Animal Supplies, Inc., Term Loan B1	5.177%	3-Month LIBOR	3.250%	1/26/23	B2	924,761
2,081	Petsmart Inc., Term Loan B	4.930%	1-Month LIBOR	3.000%	3/11/22	B	2,004,635
4,607	Petsmart Inc., Term Loan B, First Lien	5.930%	1-Month LIBOR	4.000%	3/11/22	B	4,502,560
1,204	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.846%	1-Month LIBOR	8.000%	11/08/24	CCC-	336,709
10,910	Total Specialty Retail						8,983,343
	Technology Hardware, Storage & Peripherals – 5.5% (3.4% of Total Investments)
5,764	BMC Software, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	10/02/25	B2	5,358,531
13,255	Dell International LLC, Refinancing Term Loan B1	3.790%	1-Month LIBOR	2.000%	9/19/25	BBB-	13,323,107
1,475	Diebold, Inc., Term Loan A1	11.063%	1-Month LIBOR	9.250%	8/30/22	B-	1,507,601
320	NCR Corporation, Delayed Draw, Term Loan	4.440%	1-Month LIBOR	2.500%	8/28/26	BBB-	320,466
280	NCR Corporation, Term Loan B	4.550%	1-Week LIBOR	2.500%	8/28/26	BBB-	280,407
3,046	Western Digital, Term Loan B	3.747%	1-Month LIBOR	1.750%	4/29/23	BBB-	3,041,738
24,140	Total Technology Hardware, Storage & Peripherals						23,831,850
	Trading Companies & Distributors – 0.1% (0.1% of Total Investments)
415	Univar, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	7/01/24	BB+	417,215
	Transportation Infrastructure – 0.4% (0.3% of Total Investments)
744	Atlantic Aviation FBO Inc., Term Loan	5.540%	1-Month LIBOR	3.750%	12/06/25	BB	749,027
350	Standard Aero, Canadien Term Loan	6.104%	3-Month LIBOR	4.000%	4/04/26	BB	350,881
650	Standard Aero, USD Term Loan B	6.104%	3-Month LIBOR	4.000%	4/08/26	BB	652,639
1,744	Total Transportation Infrastructure						1,752,547
	Wireless Telecommunication Services – 2.6% (1.6% of Total Investments)
1,637	Asurion LLC, Term Loan B4	4.786%	1-Month LIBOR	3.000%	8/04/22	Ba3	1,639,573
2,880	Sprint Corporation, Incremental Term Loan	4.813%	1-Month LIBOR	3.000%	2/03/24	BB+	2,867,887

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$6,825	Sprint Corporation, Term Loan, First Lien	4.313%	1-Month LIBOR	2.500%	2/03/24	BB+	$6,759,616
11,342	Total Wireless Telecommunication Services						11,267,076
$644,371	Total Variable Rate Senior Loan Interests (cost $635,287,467)						618,621,280

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 11.9% (7.3% of Total Investments)
	Communications Equipment – 2.7% (1.7% of Total Investments)
$155	Avaya Inc, 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
3,830	Avaya Inc, 144A, (5), (7)	10.500%	3/01/21	N/R	—
6,472	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	6,051,320
5,580	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	5,794,495
16,037	Total Communications Equipment				11,845,815
	Consumer Finance – 0.1% (0.1% of Total Investments)
405	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	430,819
	Containers & Packaging – 0.9% (0.6% of Total Investments)
4,070	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	4,084,295
	Diversified Telecommunication Services – 0.7% (0.4% of Total Investments)
865	Consolidated Communications Inc	6.500%	10/01/22	CCC+	780,662
1,650	CSC Holdings LLC, 144A	10.875%	10/15/25	B	1,861,959
900	Frontier Communications Corp	11.000%	9/15/25	CCC	423,000
3,415	Total Diversified Telecommunication Services				3,065,621
	Electric Utilities – 0.9% (0.5% of Total Investments)
1,895	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	D	1,757,613
1,975	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	D	1,979,937
3,870	Total Electric Utilities				3,737,550
	Entertainment – 0.7% (0.4% of Total Investments)
3,270	AMC Entertainment Holdings Inc	6.125%	5/15/27	B3	2,957,306
	Health Care Equipment & Supplies – 0.1% (0.0% of Total Investments)
900	Mallinckrodt PLC, 144A	5.625%	10/15/23	CCC	324,000
	Health Care Providers & Services – 0.4% (0.3% of Total Investments)
705	Tenet Healthcare Corp	8.125%	4/01/22	B-	763,163
1,060	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	1,119,625
1,765	Total Health Care Providers & Services				1,882,788
	Hotels, Restaurants & Leisure – 0.4% (0.2% of Total Investments)
1,691	Scientific Games International Inc	10.000%	12/01/22	B-	1,739,616

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	IT Services – 0.3% (0.2% of Total Investments)
$1,325	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	$1,431,000
	Media – 2.9% (1.8% of Total Investments)
150	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	151,247
638	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	701,800
495	DISH DBS Corp	5.125%	5/01/20	B1	499,950
4,662	iHeartCommunications Inc, (5), (7)	9.000%	12/15/19	N/R	—
1,714	iHeartCommunications Inc, 144A, (5), (7)	11.250%	3/01/21	N/R	—
6,250	iHeartCommunications Inc, (5), (7)	9.000%	3/01/21	N/R	—
14,960	iHeartCommunications Inc, (5), (7)	14.000%	8/01/21	N/R	—
6,427	iHeartCommunications Inc	8.375%	5/01/27	B-	6,892,421
4,000	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB-	4,126,800
39,296	Total Media				12,372,218
	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)
900	MEG Energy Corp, 144A	7.000%	3/31/24	BB-	845,370
1,100	Oasis Petroleum Inc, 144A	6.250%	5/01/26	B+	748,550
1,400	Whiting Petroleum Corp	6.625%	1/15/26	BB-	868,000
3,400	Total Oil, Gas & Consumable Fuels				2,461,920
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
733	Advanz Pharma Corp	8.000%	9/06/24	B-	698,183
	Semiconductors & Semiconductor Equipment – 0.4% (0.2% of Total Investments)
1,394	Advanced Micro Devices Inc	7.500%	8/15/22	BB-	1,571,763
	Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)
2,155	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	1,998,978
630	Level 3 Financing Inc	5.375%	8/15/22	BB	632,362
2,785	Total Wireless Telecommunication Services				2,631,340
$84,356	Total Corporate Bonds (cost $51,111,737)				51,234,234

Shares	Description (1)	Value
	COMMON STOCKS – 2.8% (1.7% of Total Investments)
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
16,910	Cengage Learning Holdings II Inc, (8), (9)	$202,920
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
63,862	Transocean Ltd	303,344
2,534	Vantage Drilling International, (8), (9)	468,790
	Total Energy Equipment & Services	772,134

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
54,276	Millennium Health LLC, (8), (9)	$326
50,560	Millennium Health LLC, (7), (9)	55,822
47,462	Millennium Health LLC, (7), (9)	47,653
	Total Health Care Providers & Services	103,801
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
12,030	Catalina Marketing Corp, (8), (9)	36,090
	Marine – 0.0% (0.0% of Total Investments)
4,721	HGIM Corp, (8), (9)	51,931
	Media – 2.0% (1.3% of Total Investments)
640,661	Clear Channel Outdoor Holdings Inc, (9)	1,492,740
75,235	Cumulus Media Inc, (9)	1,029,967
1,318,561	Hibu plc, (8), (9)	166,139
316,926	iHeartMedia Inc, (9)	4,544,719
23,363	Metro-Goldwyn-Mayer Inc, (9)	1,571,162
36,087	Tribune Co, (7)	7,953
	Total Media	8,812,680
	Pharmaceuticals – 0.1% (0.0% of Total Investments)
22,758	Advanz Pharma Corp, (9)	235,545
	Software – 0.4% (0.3% of Total Investments)
141,551	Avaya Holdings Corp, (9)	1,711,352
	Specialty Retail – 0.0% (0.0% of Total Investments)
8,181	Gymboree Holding Corp, (9)	4,091
22,273	Gymboree Holding Corp, (9)	11,136
	Total Specialty Retail	15,227
	Total Common Stocks (cost $25,628,265)	11,941,680

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.5% ( 0.3% of Total Investments)
$675	Bristol Park CLO LTD, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.25% spread ), (10)	9.251%	4/15/29	Ba3	$629,621
800	Dryden 50 Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.26% spread), (10)	8.261%	7/15/30	Ba3	716,577
750	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.40% spread), (10)	8.401%	10/15/30	Ba3	693,596
400	Neuberger Berman Loan Advisers CLO 28 Limited, Series 2018-28A, 144A, (3-Month LIBOR reference rate + 5.60% spread), (10)	7.566%	4/20/30	BB-	348,171
$2,625	Total Asset-Backed Securities (cost $2,600,983)				2,387,965

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
2,721	Fieldwood Energy LLC, (8), (9)	$58,047
13,466	Fieldwood Energy LLC, (8), (9)	287,271
	Total Common Stock Rights (cost $384,387)	345,318

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
15,619	Avaya Holdings Corp, (8)	$11,714
	Marine – 0.0% (0.0% of Total Investments)
21,097	HGIM, (8), (9)	210,970
	Total Warrants (cost $2,304,710)	222,684
	Total Long-Term Investments (cost $717,317,549)	684,753,161

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.1% (2.5% of Total Investments)
	INVESTMENT COMPANIES – 4.1% (2.5% of Total Investments)
17,467,069	BlackRock Liquidity Funds T-Fund, (11)	1.584% (12)	$17,467,069
	Total Short-Term Investments (cost $17,467,069)		17,467,069
	Total Investments (cost $734,784,618) – 162.7%		702,220,230
	Borrowings – (41.4)% (13), (14)		(178,800,000)
	Term Preferred Shares, net of deferred offering costs – (19.3)% (15)		(83,131,440)
	Other Assets Less Liabilities – (2.0)% (16)		(8,621,028)
	Net Assets Applicable to Common Shares – 100%		$431,667,762
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$10,000,000	Pay	1-Month LIBOR	2.500%(17)	Monthly	1/01/22(18)	$(2,677)	$(2,677)
Morgan Stanley Capital Services LLC	21,000,000	Pay	1-Month LIBOR	2.500%(19)	Monthly	4/01/22(20)	(44,619)	(44,619)
Morgan Stanley Capital Services LLC	45,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(21)	602,335	602,335
Total	$76,000,000						$555,039	$555,039

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$618,621,280	$ —	$618,621,280
Corporate Bonds	—	51,234,234	—*	51,234,234
Common Stocks	9,317,667	2,512,585	111,428	11,941,680
Asset-Backed Securities	—	2,387,965	—	2,387,965
Common Stock Rights	—	345,318	—	345,318
Warrants	—	222,684	—	222,684
Short-Term Investments:
Investment Companies	17,467,069	—	—	17,467,069
Investments in Derivatives:
Interest Rate Swaps**	—	555,039	—	555,039
Total	$26,784,736	$675,879,105	$111,428	$702,775,269

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 25.5%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.8%.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(17)	Effective January 1, 2020, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.
(18)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.
(19)	Effective April 1, 2020, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.
(20)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.
(21)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.